LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Loans And Borrowings
Schedule of loan and financing

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.21	Borrowing	Amortization	Interest paid	Interest accrued (3)	Exchange rate variation	12.31.22
Local currency
Working capital	Fixed / CDI	10.72% (5.24% on 12.31.21)	0.6	406,962	386,844	(392,684)	(18,473)	26,902	(365)	409,186
Certificate of agribusiness receivables (4)	IPCA	11.80% (16.57% on 12.31.21)	1.0	967,948	(242)	-	(86,620)	118,560	-	999,646
Development bank credit lines	TJLP / TLP/ IPCA / FINAME	(3.12% on 12.31.21)	-	7,679	-	(6,328)	(1,472)	121	-	-
Debentures	CDI / IPCA	12.09% (15.54% on 12.31.21)	8.5	4,210,015	1,649,905	(70,000)	(258,593)	408,819	-	5,940,146
Export credit facility (5)	Fixed / CDI	9.05% (10.87% on 12.31.21)	5.3	3,516,273	637,000	(415,706)	(272,642)	290,544	(141,914)	3,613,555

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.21)	-	3,601	100,326	(98,667)	(827)	853	-	5,286
				9,112,478	2,773,833	(983,385)	(638,627)	845,799	(142,279)	10,967,819

Foreign currency
Bonds	Fixed / FX USD and EUR	4.91% (4.82% on 12.31.21)	11.0	15,544,012	-	(2,416,162)	(793,711)	724,476	(1,156,325)	11,902,290
Export credit facility	Fixed / LIBOR / FX USD	7.10% (3.43% on 12.31.21)	0.2	311,385	-	(170,051)	(7,119)	7,609	(8,937)	132,887
Advances for foreign exchange rate contracts	Fixed / FX USD	-	-	3,103	-	(2,766)	-	(53)	(284)	-
Working capital	Fixed / FX TRY and USD	16.83% (13.35% on 12.31.21)	0.7	485,052	618,780	(412,058)	(78,844)	74,581	(173,507)	514,004

				16,343,552	618,780	(3,001,037)	(879,674)	806,613	(1,339,053)	12,549,181
				25,456,030	3,392,613	(3,984,422)	(1,518,301)	1,652,412	(1,481,332)	23,517,000

Current				3,203,068						3,879,874
Non-current				22,252,962						19,637,126
(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	Includes interest amounts, monetary restatement of the principal and coupon.
(4)	The Certificate of Agribusiness Receivable (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
(5)	On December 31, 2022, includes the amount of R$2,019,866 (R$2,160,061 on December 31, 2021) referring to an Export Credit Facility issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.20	Borrowing	Business combination	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.21
Local currency
Working capital	Fixed / CDI	5.24% (3.25% on 12.31.20)	0.7	368,681	400,000	25,950	(389,734)	(11,910)	13,975	-	406,962
Certificate of agribusiness receivables	IPCA	16.57% (10.21% on 12.31.20)	2.0	821,093	-	-	-	95	146,760	-	967,948
Development bank credit lines	TJLP / TLP/ IPCA / FINAME	3.12%	3.7	-	-	9,006	(1,351)	(87)	111	-	7,679
Debentures	CDI / IPCA	15.54% (8.28% on 12.31.20)	7.3	3,022,005	965,549	-	-	(188,668)	411,129	-	4,210,015
Export credit facility	Fixed / CDI / FX USD	10.87% (3.69% on 12.31.20)	4.2	2,408,697	937,250	20,456	(5,632)	(117,679)	122,510	150,671	3,516,273

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.20)	-	44,816	82,064	-	(123,236)	(797)	754	-	3,601
				6,665,292	2,384,863	55,412	(519,953)	(319,046)	695,239	150,671	9,112,478

Foreign currency
Bonds	Fixed / FX USD and EUR	4.82% (4.81% on 12.31.20)	11.6	14,829,993	-	-	(314,806)	(790,836)	888,804	930,857	15,544,012
Export credit facility	Fixed / LIBOR / FX USD	3.43% (3.13% on 12.31.20)	1.3	392,636	-	30,476	(138,870)	(10,867)	10,466	27,544	311,385
Advances for foreign exchange rate contracts	Fixed / FX USD	-	-	-	249,000	2,672	(249,000)	(1,182)	1,363	250	3,103
Working capital	Fixed / FX TRY and USD	13.35% (10.98% on 12.31.20)	1.5	516,505	356,919	29,555	(172,718)	(71,436)	85,339	(259,112)	485,052

				15,739,134	605,919	62,703	(875,394)	(874,321)	985,972	699,539	16,343,552
				22,404,426	2,990,782	118,115	(1,395,347)	(1,193,367)	1,681,211	850,210	25,456,030

Current				1,059,984							3,203,068
Non-current				21,344,442							22,252,962

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.

Schedule of commitment for purchase goods and services

	12.31.22	12.31.21
Total loans and borrowings	23,517,000	25,456,030
Mortgage guarantees	5,286	20,343
Related to FINAME	-	16,742
Related to tax incentives and other	5,286	3,601

Schedule of repurchase of senior notes

Instrument	Currency	Maturity	Notional repurchased		Outstanding notional (1)
			(loan currency)	(Reais) (2)	(loan currency)	(Reais) (3)

BRF S.A. - BRFSBZ 4 7/8	USD	2030	102,291	537,837	588,307	3,069,609
BRF S.A. - BRFSBZ 5 3/4	USD	2050	128,810	676,862	671,190	3,502,068
(1)	Outstanding notional after the tender offer.
(2)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date of the repurchase.
(3)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date 12.31.22.